As filed with the Securities and Exchange Commission on October 28, 1999


                                                      Registration Nos. 33-48066
                                                                        811-6677
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                     SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C. 20549

                               -------------------

                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |_|
                         POST-EFFECTIVE AMENDMENT NO. 14                     |X|
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      |_|
                                AMENDMENT NO. 15                             |X|
                        (CHECK APPROPRIATE BOX OR BOXES)

                               -------------------

                          PRUDENTIAL INDEX SERIES FUND
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices) (Zip Code)

                               -------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                         MARGUERITE E.H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
                     (Name and Address of Agent for Service)

                               -------------------

                                   COPIES TO:

                                 PAUL H. DYKSTRA
                            GARDNER, CARTON & DOUGLAS
                               321 N. CLARK STREET
                          CHICAGO, ILLINOIS 60610-4795

                               -------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

      It is proposed that this filing will become effective (check appropriate box):

            |_|   immediately upon filing pursuant to paragraph (b)
            |X|   on November 18, 1999 pursuant to paragraph (b)
            |_|   60 days after filing pursuant to paragraph (a)
            |_|   on (date) pursuant to paragraph (a) of Rule 485
            |_|   75 days after filing pursuant to paragraph (a)(ii)
            |_|   on (date) pursuant to paragraph (a)(ii) of Rule 485.

      If appropriate, check the following box:

            |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered . . . Shares of beneficial interest, par value $.001 per share.

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


     Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A (File No. 33-48066) filed on July 30, 1999.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and the State of New Jersey, on the 28th day of October, 1999.


                                      PRUDENTIAL INDEX SERIES FUND

                                      By /s/ JOHN R. STRANGFELD, JR.
                                         ---------------------------------------
                                             JOHN R. STRANGFELD, JR., PRESIDENT


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      SIGNATURE                            TITLE                       DATE
      ---------                            -----                       ----

/s/ GRACE C. TORRES           Treasurer and Principal Financial
---------------------------   and Accounting Officer          October 28, 1999
    GRACE C. TORRES


/s/ EDWARD  D. BEACH          Trustee                         October 28, 1999
---------------------------
    EDWARD D. BEACH


/s/ DELAYNE  DEDRICK GOLD     Trustee                         October 28, 1999
---------------------------
    DELAYNE DEDRICK GOLD


/s/ ROBERT F. GUNIA           Trustee                         October 28, 1999
---------------------------
    ROBERT F. GUNIA


/s/ DOUGLAS H. McCORKINDALE   Trustee                         October 28, 1999
---------------------------
    DOUGLAS H. MCCORKINDALE


/s/ THOMAS T. MOONEY          Trustee                         October 28, 1999
---------------------------
    THOMAS T. MOONEY


/s/ STEPHEN P. MUNN           Trustee                         October 28, 1999
---------------------------
    STEPHEN P. MUNN


/s/ DAVID R. ODENATH, JR.     Trustee                         October 28, 1999
---------------------------
    DAVID R. ODENATH, JR.


/s/ RICHARD A. REDEKER        Trustee                         October 28, 1999
---------------------------
    RICHARD A. REDEKER


/s/ ROBIN B. SMITH            Trustee                         October 28, 1999
---------------------------
    ROBIN B. SMITH


/s/ JOHN R. STRANGFELD, JR.   President and Trustee           October 28, 1999
---------------------------
    JOHN R. STRANGFELD, JR.


/s/ LOUIS A. WEIL, III        Trustee                         October 28, 1999
---------------------------
    LOUIS A. WEIL, III


/s/ CLAY T. WHITEHEAD         Trustee                         October 28, 1999
---------------------------
    CLAY T. WHITEHEAD

                                INDEX TO EXHIBITS

SEQUENTIALLY
  NUMBERED
 EXHIBIT NO.                       DESCRIPTION                              PAGE
 -----------                       -----------                              ----

      (a) (1) Certificate of Trust of the Registrant. Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on April 4, 1997 (File No. 33-48066).

            (2) First Amendment to Certificate of Trust of the Registrant. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on April 4, 1997 (File No. 33-48066).

            (3) Second Amendment to Certificate of Trust of the Registrant. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed via EDGAR on November 27, 1996 (File No. 33-48066).

            (4) Declaration of Trust of the Registrant. Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on April 4, 1997 (File No. 33-48066).

            (5) First Amendment to Declaration of Trust of the Registrant. Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on April 4, 1997 (File No. 33-48066).

            (6) Second Amendment to Declaration of Trust of the Registrant. Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed via EDGAR on November 27, 1996 (File No. 33-48066).

            (7) Third Amendment to Certificate of Trust of the Registrant. Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on January 22, 1997 (File No. 33-48066).

            (8) Third Amendment to Declaration of Trust of the Registrant. Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on January 22, 1997 (File No. 33-48066).

      (b) By-Laws of the Registrant as revised and restated October 5, 1992. Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on April 4, 1997 (File No. 33-48066).

      (c) Instruments defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

      (d) (1) Management Agreement for Prudential Stock Index Fund with Prudential Mutual Fund Management LLC. Incorporated by reference to
            Exhibit 5(e) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed via EDGAR on November 27, 1996 (File No. 33-48066).

            (2) Subadvisory Agreement between Prudential Mutual Fund Management LLC and The Prudential Investment Corporation. Incorporated by reference to Exhibit 5(f)(i) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed via EDGAR on November 27, 1996 (File No. 33-48066).

            (3) Management Agreement for Prudential Bond Market Index Fund, Prudential Europe Index Fund, Prudential Pacific Index Fund and Prudential Small-Cap Index Fund, with Prudential Investments Fund Management LLC. Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on January 22, 1997 (File No. 33-48066).

SEQUENTIALLY
  NUMBERED
 EXHIBIT NO.                       DESCRIPTION                              PAGE
 -----------                       -----------                              ----


            (4) Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation for Prudential Bond Market Index Fund, Prudential Europe Index Fund, Prudential Pacific Index Fund and Prudential Small-Cap Index Fund. Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on January 22, 1997 (File No. 33-48066).

      (e)   (1) Amended Distribution Agreement. Incorporated by reference to
            Exhibit 6(a) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on November 27, 1998 (File No. 33-48066).

            (2) Form of Selected Dealer Agreement. Incorporated by reference to
            Exhibit 6(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on November 27, 1998 (File No. 33-48066).

      (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on April 4, 1997 (File No. 33-48066).

      (h)   Transfer Agency and Service Agreement. Incorporated by reference to
            Exhibit 9 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on April 4, 1997 (File No. 33-48066).

      (i) (1) Opinion and consent of Morris, Nichols, Arsht & Tunnell. Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1999 (File No. 33-48066).

            (2) Consent of Counsel.*

      (j)   Consent of Independent Accountants.*

      (m) (1) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1999 (File No. 33-48066).

            (2) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1999 (File No. 33-48066).

            (3) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1999 (File No. 33-48066).

      (o) Amended Rule 18f-3 Plan. Incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1999 (File No. 33-48066).


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*     To be filed by amendment